Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of making decisions regarding the allocation of resources and to assess performance

	For the year ended December 31, 2024
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total segments	Adjustments, eliminations and unallocated items	Consolidated
	(EUR thousand)

External customers	933,742	170,294	1,104,036	—	1,104,036
Inter-segment	4,037	187,342	191,379	(191,379)	—
Total revenue	937,779	357,636	1,295,415	(191,379)	1,104,036
Cost of sales	668,997	301,466	970,463	(168,746)	801,717
Gross Profit	268,782	56,170	324,952	(22,633)	302,319

Other operating income	8,926	108	9,034	57	9,091
Selling and marketing expenses	20,847	3,591	24,438	415	24,853
Research and development expenses	23,292	7,308	30,600	1,068	31,668
General and administrative expenses	67,933	12,284	80,217	13,530	93,747
Operating Profit	165,636	33,095	198,731	(37,589)	161,142

of which amortization and depreciation and impairment of PPE	75,747	3,808	79,555	1,097	80,652

	For the year ended December 31, 2023
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total segments	Adjustments, eliminations and unallocated items	Consolidated
	(EUR thousand)

External customers	879,288	206,066	1,085,354	—	1,085,354
Inter-segment	2,049	166,741	168,790	(168,790)	—
Total revenue	881,337	372,807	1,254,144	(168,790)	1,085,354
Cost of sales	591,107	294,550	885,657	(140,196)	745,461
Gross Profit	290,230	78,257	368,487	(28,594)	339,893

Other operating income	10,630	16	10,646	(223)	10,423
Selling and marketing expenses	20,970	3,948	24,918	60	24,978
Research and development expenses	27,653	7,420	35,073	599	35,672
General and administrative expenses	64,658	13,290	77,948	10,998	88,946
Operating Profit	187,579	53,615	241,194	(40,474)	200,720

of which amortization and depreciation and impairment of PPE	75,320	3,821	79,141	(661)	78,480

	For the year ended December 31, 2022
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total segments	Adjustments, eliminations and unallocated items	Consolidated
	(EUR thousand)

External customers	799,652	184,028	983,680	—	983,680
Inter-segment	1,585	115,472	117,057	(117,057)	—
Total revenue	801,237	299,500	1,100,737	(117,057)	983,680
Cost of sales	526,370	234,826	761,196	(97,317)	663,879
Gross Profit	274,867	64,674	339,541	(19,740)	319,801

Other operating income	18,985	13	18,998	(148)	18,850
Selling and marketing expenses	12,287	2,430	14,717	11,369	26,086
Research and development expenses	25,169	6,542	31,711	2,676	34,387
General and administrative expenses	73,816	14,431	88,247	(2,500)	85,747
Operating Profit	182,580	41,284	223,864	(31,433)	192,431

of which amortization and depreciation and impairment of PPE	62,401	3,591	65,992	(1,170)	64,822

Reconciliation from Segments Operating Profit to Consolidated Profit before Tax Explanatory

The reconciliation from total segments operating profit to consolidated profit before tax is as follows:

	For the year ended December 31,
	2024	2023	2022
	(EUR thousand)
Segments Operating Profit	198,731	241,194	223,864
Finance income	22,326	20,250	25,050
Finance expense	23,180	31,417	29,840
Inter-segment elimination and unallocated items	(37,589)	(40,474)	(31,433)
Profit Before Tax	160,288	189,553	187,641